Vehicles and equipment on operating leases (Future Minimum Rentals from Vehicles and Equipment on Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2019	¥ 769,926
2020	490,182
2021	221,216
2022	46,818
2023	11,675
Thereafter	1,478
Total minimum future rentals	¥ 1,541,295